Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Tranformation) (Detail) - Industrial Transformation	3 Months Ended
Mar. 31, 2025 $ / $ USD ($)
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil price (USD per barrel) | $	101.67
Rate of U.S.$	20.3182
Useful lives of the cash-generating units (year average)	12 years
Pre-tax discount rate	13.79%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182
Useful lives of the cash-generating units (year average)	7 years
Pre-tax discount rate	14.56%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	10.68%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182
Useful lives of the cash-generating units (year average)	7 years
Pre-tax discount rate	10.68%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182
Useful lives of the cash-generating units (year average)	13 years
Pre-tax discount rate	11.86%